Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Large Cap Growth Fund

JPMorgan Mid Cap Growth Fund

(All Share Classes)

(each, a series of JPMorgan Trust II)

Supplement dated June 11, 2014 to the Prospectuses dated November 1, 2013, as supplemented

The special meeting (“Meeting”) of shareholders on June 10, 2014 was adjourned with regard to the proposals described below (the “open proposals”). Therefore, the open proposals were not approved on June 10, 2014. The adjourned meeting will be reconvened at 11:00 a.m. New York Time on Wednesday, July 23, 2014 at 270 Park Ave, New York, NY 10017.

Change in Investment Objective for JPMorgan Equity Income Fund

The Board of Trustees has approved, subject to shareholder approval, replacing the JPMorgan Equity Income Fund’s (the “Equity Income Fund”) fundamental investment objective with a new fundamental investment objective.

If approved by the Equity Income Fund’s shareholders, pursuant to its new investment objective, the Equity Income Fund would seek capital appreciation and current income. The new investment objective would replace the existing objective which seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. J.P. Morgan Investment Management Inc. (“JPMIM”), as investment adviser to the Equity Income Fund, has recommended that the investment objective of the Equity Income Fund be changed so that the Fund’s objective will more closely match the portfolio managers’ investment process. The new investment objective will not change the Fund’s investment strategies or the way that the Fund is managed.

Change in Investment Objective for JPMorgan Large Cap Growth Fund

The Board of Trustees also has approved, subject to shareholder approval, replacing the JPMorgan Large Cap Growth Fund’s (the “Large Cap Growth Fund”) fundamental investment objective with a new fundamental investment objective.

If approved by the Large Cap Growth Fund’s shareholders, pursuant to its new investment objective, the Large Cap Growth Fund would seek long-term capital appreciation. The new investment objective would replace the existing objective which seeks long-term capital appreciation and growth of income by investing primarily in equity securities. JPMIM, as investment adviser to the Large Cap Growth Fund, has recommended that the investment objective of the Fund be changed because JPMIM believes the new objective will provide portfolio management with more flexibility to seek attractive investment opportunities that may offer greater potential for improved performance. The new investment objective will not change the Fund’s investment strategies or the way that the Fund is managed.

Change in Investment Objective for JPMorgan Mid Cap Growth Fund

The Board of Trustees also has approved, subject to shareholder approval, replacing the JPMorgan Mid Cap Growth Fund’s (the “Mid Cap Growth Fund”) fundamental investment objective with a new fundamental investment objective.

If approved by the Mid Cap Growth Fund’s shareholders, pursuant to its new investment objective, the Mid Cap Growth Fund would seek growth of capital. The new investment objective would replace the existing objective which seeks growth of capital and secondarily, current income by investing primarily in equity securities. JPMIM, as investment adviser to the Mid Cap Growth Fund, has recommended that the investment objective of the Fund be changed because JPMIM believes the new objective will provide portfolio management with more flexibility to seek attractive investment opportunities that may offer greater potential for improved performance. The new investment objective will not change the Fund’s investment strategies or the way that the Fund is managed.

All other proposals scheduled for consideration at the Meeting were approved by shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

(All Share Classes)

(each, a series of JPMorgan Trust II)

Supplement dated June 11, 2014 to the Prospectuses dated November 1, 2013, as supplemented

The special meeting (“Meeting”) of shareholders on June 10, 2014 was adjourned with regard to the proposals described below (the “open proposals”). Therefore, the open proposals were not approved on June 10, 2014. The adjourned meeting will be reconvened at 11:00 a.m. New York Time on Wednesday, July 23, 2014 at 270 Park Ave, New York, NY 10017.

Change in Investment Objective for JPMorgan Equity Income Fund

The Board of Trustees has approved, subject to shareholder approval, replacing the JPMorgan Equity Income Fund’s (the “Equity Income Fund”) fundamental investment objective with a new fundamental investment objective.

If approved by the Equity Income Fund’s shareholders, pursuant to its new investment objective, the Equity Income Fund would seek capital appreciation and current income. The new investment objective would replace the existing objective which seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. J.P. Morgan Investment Management Inc. (“JPMIM”), as investment adviser to the Equity Income Fund, has recommended that the investment objective of the Equity Income Fund be changed so that the Fund’s objective will more closely match the portfolio managers’ investment process. The new investment objective will not change the Fund’s investment strategies or the way that the Fund is managed.

All other proposals scheduled for consideration at the Meeting were approved by shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. Morgan U.S. Equity Funds

JPMorgan Large Cap Growth Fund

(All Share Classes)

(each, a series of JPMorgan Trust II)

Supplement dated June 11, 2014 to the Prospectuses dated November 1, 2013, as supplemented

The special meeting (“Meeting”) of shareholders on June 10, 2014 was adjourned with regard to the proposals described below (the “open proposals”). Therefore, the open proposals were not approved on June 10, 2014. The adjourned meeting will be reconvened at 11:00 a.m. New York Time on Wednesday, July 23, 2014 at 270 Park Ave, New York, NY 10017.

Change in Investment Objective for JPMorgan Large Cap Growth Fund

The Board of Trustees also has approved, subject to shareholder approval, replacing the JPMorgan Large Cap Growth Fund’s (the “Large Cap Growth Fund”) fundamental investment objective with a new fundamental investment objective.

If approved by the Large Cap Growth Fund’s shareholders, pursuant to its new investment objective, the Large Cap Growth Fund would seek long-term capital appreciation. The new investment objective would replace the existing objective which seeks long-term capital appreciation and growth of income by investing primarily in equity securities. JPMIM, as investment adviser to the Large Cap Growth Fund, has recommended that the investment objective of the Fund be changed because JPMIM believes the new objective will provide portfolio management with more flexibility to seek attractive investment opportunities that may offer greater potential for improved performance. The new investment objective will not change the Fund’s investment strategies or the way that the Fund is managed.

All other proposals scheduled for consideration at the Meeting were approved by shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Growth Fund

(All Share Classes)

(each, a series of JPMorgan Trust II)

Supplement dated June 11, 2014 to the Prospectuses dated November 1, 2013, as supplemented

The special meeting (“Meeting”) of shareholders on June 10, 2014 was adjourned with regard to the proposals described below (the “open proposals”). Therefore, the open proposals were not approved on June 10, 2014. The adjourned meeting will be reconvened at 11:00 a.m. New York Time on Wednesday, July 23, 2014 at 270 Park Ave, New York, NY 10017.

Change in Investment Objective for JPMorgan Mid Cap Growth Fund

The Board of Trustees also has approved, subject to shareholder approval, replacing the JPMorgan Mid Cap Growth Fund’s (the “Mid Cap Growth Fund”) fundamental investment objective with a new fundamental investment objective.

If approved by the Mid Cap Growth Fund’s shareholders, pursuant to its new investment objective, the Mid Cap Growth Fund would seek growth of capital. The new investment objective would replace the existing objective which seeks growth of capital and secondarily, current income by investing primarily in equity securities. JPMIM, as investment adviser to the Mid Cap Growth Fund, has recommended that the investment objective of the Fund be changed because JPMIM believes the new objective will provide portfolio management with more flexibility to seek attractive investment opportunities that may offer greater potential for improved performance. The new investment objective will not change the Fund’s investment strategies or the way that the Fund is managed.

All other proposals scheduled for consideration at the Meeting were approved by shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE